Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2010
Prepaid Expenses And Other Current Assets
Prepaid Expenses And Other Current Assets
Note 4 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2010 and 2009 were as follows:

	December 31,
	2010	2009
Prepaid insurance premiums	$120,000	$126,000
Deferred debt issuance costs	40,000	-
Security deposit	21,000	-
Other	9,000	9,000
Prepaid expenses and other current assets	$190,000	$135,000